Costs - Detailed Information of Inventory Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of details of inventory costs [abstract]
Inventories at the beginning of the fiscal year		$ 1,683	[1]	$ 1,738	[1]	$ 1,500
Purchases		4,531		5,106		6,212
Production costs	[2]	9,252		8,703		7,704
Translation effect		(10)		(29)		(13)
Inventories write-down		(21)
Adjustment for inflation	[3]	28		18		19
Reclassifications	[4]	(7)
Inventories at the end of the fiscal year	[1]	(1,546)		(1,683)		(1,738)
Total		$ 13,910		$ 13,853		$ 13,684

[1]	As of December 31, 2024, 2023 and 2022, the carrying amount of inventories does not exceed their net realizable value.
[2]	See Note 27.
[3]	Corresponds to adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.
[4]	Corresponds to the balances of our subsidiary YPF Brasil reclassified to the “Assets held for sale” line item in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.